FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives:
Derivative Asset		$ 14	$ 330
Derivatives: [Abstract]
Derivative Liability		86	97
Legally restricted funds	[1]	171	172
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	24	23
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	7	11
Derivatives:
Derivative Asset	[3],[6]	1	0
Total assets		32	34
Derivatives: [Abstract]
Derivative Liability	[3],[6]	7	6
Long-term debt, including current portion	[7]	0	0
Total liabilities		7	6
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	23	23
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	164	161
Derivatives:
Derivative Asset	[3],[6]	19	15
Total assets		206	199
Derivatives: [Abstract]
Derivative Liability	[3],[6]	85	92
Long-term debt, including current portion	[7]	13,987	18,735
Total liabilities		14,072	18,827
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	0	0
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	0	0
Derivatives:
Derivative Asset	[3],[6]	0	316
Total assets		0	316
Derivatives: [Abstract]
Derivative Liability	[3],[6]	0	0
Long-term debt, including current portion	[7]	0	0
Total liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	47	46
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	171	172
Derivatives:
Derivative Asset	[3],[6]	20	331
Total assets		238	549
Derivatives: [Abstract]
Derivative Liability	[3],[6]	92	98
Long-term debt, including current portion	[7]	13,987	18,735
Total liabilities		14,079	18,833
Fair Value, Measurements, Recurring [Member] | Carrying Amount, Fair Value Disclosure [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	47	46
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	171	172
Derivatives:
Derivative Asset	[3],[6]	20	331
Derivatives: [Abstract]
Derivative Liability	[3],[6]	92	98
Long-term debt, including current portion	[7]	20,428	18,849
Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives: [Abstract]
Derivative Liability	[3],[6]	0	0
Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives: [Abstract]
Derivative Liability	[3],[6]	81	91
Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives: [Abstract]
Derivative Liability	[3],[6]	0	0
Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member] | Estimate of Fair Value Measurement [Member]
Derivatives: [Abstract]
Derivative Liability	[3],[6]	81	91
Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member] | Carrying Amount, Fair Value Disclosure [Member]
Derivatives: [Abstract]
Derivative Liability	[3],[6]	81	91
Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives: [Abstract]
Derivative Liability	[3],[6]	7	6
Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives: [Abstract]
Derivative Liability	[3],[6]	4	1
Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives: [Abstract]
Derivative Liability	[3],[6]	0	0
Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member] | Estimate of Fair Value Measurement [Member]
Derivatives: [Abstract]
Derivative Liability	[3],[6]	11	7
Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member] | Carrying Amount, Fair Value Disclosure [Member]
Derivatives: [Abstract]
Derivative Liability	[3],[6]	11	7
Fair Value, Measurements, Recurring [Member] | U.S. core fixed income fund [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	0	0
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	0	0
Fair Value, Measurements, Recurring [Member] | U.S. core fixed income fund [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	23	23
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	52	52
Fair Value, Measurements, Recurring [Member] | U.S. core fixed income fund [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	0	0
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	0	0
Fair Value, Measurements, Recurring [Member] | U.S. core fixed income fund [Member] | Estimate of Fair Value Measurement [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	23	23
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	52	52
Fair Value, Measurements, Recurring [Member] | U.S. core fixed income fund [Member] | Carrying Amount, Fair Value Disclosure [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	23	23
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	52	52
Fair Value, Measurements, Recurring [Member] | Money market funds [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	21	20
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	7	11
Fair Value, Measurements, Recurring [Member] | Money market funds [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	0	0
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	0	0
Fair Value, Measurements, Recurring [Member] | Money market funds [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	0	0
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	0	0
Fair Value, Measurements, Recurring [Member] | Money market funds [Member] | Estimate of Fair Value Measurement [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	21	20
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	7	11
Fair Value, Measurements, Recurring [Member] | Money market funds [Member] | Carrying Amount, Fair Value Disclosure [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	21	20
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	7	11
Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	3	3
Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	0	0
Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	0	0
Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Estimate of Fair Value Measurement [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	3	3
Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Carrying Amount, Fair Value Disclosure [Member]
Investment securities (current and long-term):
Available-for-sale Securities	[2],[3]	3	3
Fair Value, Measurements, Recurring [Member] | Government bonds and notes [Member] | Fair Value, Inputs, Level 1 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	0	0
Fair Value, Measurements, Recurring [Member] | Government bonds and notes [Member] | Fair Value, Inputs, Level 2 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	37	39
Fair Value, Measurements, Recurring [Member] | Government bonds and notes [Member] | Fair Value, Inputs, Level 3 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	0	0
Fair Value, Measurements, Recurring [Member] | Government bonds and notes [Member] | Estimate of Fair Value Measurement [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	37	39
Fair Value, Measurements, Recurring [Member] | Government bonds and notes [Member] | Carrying Amount, Fair Value Disclosure [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	37	39
Fair Value, Measurements, Recurring [Member] | Government mortgage-backed securities [Member] | Fair Value, Inputs, Level 1 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	0	0
Fair Value, Measurements, Recurring [Member] | Government mortgage-backed securities [Member] | Fair Value, Inputs, Level 2 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	28	19
Fair Value, Measurements, Recurring [Member] | Government mortgage-backed securities [Member] | Fair Value, Inputs, Level 3 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	0	0
Fair Value, Measurements, Recurring [Member] | Government mortgage-backed securities [Member] | Estimate of Fair Value Measurement [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	28	19
Fair Value, Measurements, Recurring [Member] | Government mortgage-backed securities [Member] | Carrying Amount, Fair Value Disclosure [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	28	19
Fair Value, Measurements, Recurring [Member] | Corporate bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	0	0
Fair Value, Measurements, Recurring [Member] | Corporate bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	26	27
Fair Value, Measurements, Recurring [Member] | Corporate bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	0	0
Fair Value, Measurements, Recurring [Member] | Corporate bonds [Member] | Estimate of Fair Value Measurement [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	26	27
Fair Value, Measurements, Recurring [Member] | Corporate bonds [Member] | Carrying Amount, Fair Value Disclosure [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	26	27
Fair Value, Measurements, Recurring [Member] | Asset-backed securities [Member] | Fair Value, Inputs, Level 1 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	0	0
Fair Value, Measurements, Recurring [Member] | Asset-backed securities [Member] | Fair Value, Inputs, Level 2 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	13	17
Fair Value, Measurements, Recurring [Member] | Asset-backed securities [Member] | Fair Value, Inputs, Level 3 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	0	0
Fair Value, Measurements, Recurring [Member] | Asset-backed securities [Member] | Estimate of Fair Value Measurement [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	13	17
Fair Value, Measurements, Recurring [Member] | Asset-backed securities [Member] | Carrying Amount, Fair Value Disclosure [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	13	17
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	0	0
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	7	6
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	0	0
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member] | Estimate of Fair Value Measurement [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	7	6
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member] | Carrying Amount, Fair Value Disclosure [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	7	6
Fair Value, Measurements, Recurring [Member] | Municipal bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	0	0
Fair Value, Measurements, Recurring [Member] | Municipal bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	1	1
Fair Value, Measurements, Recurring [Member] | Municipal bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	0	0
Fair Value, Measurements, Recurring [Member] | Municipal bonds [Member] | Estimate of Fair Value Measurement [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	1	1
Fair Value, Measurements, Recurring [Member] | Municipal bonds [Member] | Carrying Amount, Fair Value Disclosure [Member]
Legally restricted funds (long-term):
Legally restricted funds	[2],[3],[4],[5]	1	1
Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives:
Derivative Asset	[3],[6]	0	0
Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives:
Derivative Asset	[3],[6]	19	15
Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives:
Derivative Asset	[3],[6]	0	0
Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member] | Estimate of Fair Value Measurement [Member]
Derivatives:
Derivative Asset	[3],[6]	19	15
Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member] | Carrying Amount, Fair Value Disclosure [Member]
Derivatives:
Derivative Asset	[3],[6]	19	15
Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives:
Derivative Asset	[3],[6]	1
Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives:
Derivative Asset	[3],[6]	0
Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives:
Derivative Asset	[3],[6]	0
Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member] | Estimate of Fair Value Measurement [Member]
Derivatives:
Derivative Asset	[3],[6]	1
Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member] | Carrying Amount, Fair Value Disclosure [Member]
Derivatives:
Derivative Asset	[3],[6]	1
Fair Value, Measurements, Recurring [Member] | Crude Oil Options [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives:
Derivative Asset	[3],[6]		0
Fair Value, Measurements, Recurring [Member] | Crude Oil Options [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives:
Derivative Asset	[3],[6]		0
Fair Value, Measurements, Recurring [Member] | Crude Oil Options [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives:
Derivative Asset	[3],[6]		316
Fair Value, Measurements, Recurring [Member] | Crude Oil Options [Member] | Estimate of Fair Value Measurement [Member]
Derivatives:
Derivative Asset	[3],[6]		316
Fair Value, Measurements, Recurring [Member] | Crude Oil Options [Member] | Carrying Amount, Fair Value Disclosure [Member]
Derivatives:
Derivative Asset	[3],[6]		316
Deferred Option Premiums and Accrued Interest [Member]
Derivatives: [Abstract]
Derivative Liability			210
Crude Oil Options [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives:
Derivative Asset		0	316
Derivatives: [Abstract]
Derivative Liability				$ 309	$ 0
Other current assets [Member]
Derivatives:
Derivative Asset		0	316
Derivatives: [Abstract]
Derivative Liability		0	0
Other current assets [Member] | Fair Value, Measurements, Recurring [Member] | Bank Time Deposits [Member] | Carrying Amount, Fair Value Disclosure [Member]
Legally restricted funds (long-term):
Legally restricted funds		28	17
Other assets [Member] | Fair Value, Measurements, Recurring [Member] | Bank Time Deposits [Member] | Carrying Amount, Fair Value Disclosure [Member]
Derivatives: [Abstract]
Legally restricted funds		$ 118	$ 115

[1]	Includes $169 million at December 31, 2015, and $168 million at December 31, 2014, for AROs related to properties in New Mexico (refer to Note 12 for further discussion).
[2]	Current portion included in other current assets and long-term portion included in other assets.
[3]	Recorded at fair value.
[4]	Excludes time deposits (which approximated fair value) included in other assets of $118 million at December 31, 2015, and $115 million at December 31, 2014, associated with an assurance bond to support PT-FI's commitment for smelter development in Indonesia (refer to Note 13 for further discussion).
[5]	Excludes time deposits (which approximated fair value) included in other current assets of $28 million at December 31, 2015 and $17 million at December 31, 2014.
[6]	Refer to Note 14 for further discussion and balance sheet classifications. Crude oil options are net of $210 million at December 31, 2014, for deferred premiums and accrued interest.
[7]	Recorded at cost except for debt assumed in acquisitions, which are recorded at fair value at the respective acquisition dates.